Leases - Weighted-average discount rate and weighted-Average remaining lease term for operating leases (Detail)	Sep. 30, 2019
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	2.20%
Weighted-average remaining lease term	8 years 3 months 20 days